LONG-TERM INCENTIVE PLANS (Tables)	12 Months Ended
Dec. 31, 2021
LONG-TERM INCENTIVE PLANS
Summary of changes in restricted and performance shares

Balance on January 1, 2019	14,261,501
Granted	2,647,995
Cancelled	(2,104,754)
Exercised	(1,786,335)
Balance on December 31, 2019	13,018,407
Granted	3,146,696
Cancelled	(1,777,100)
Exercised	(1,918,669)
Balance on December 31, 2020	12,469,334
Granted	2,228,196
Cancelled	(1,755,522)
Exercised	(4,407,441)
Balance on December 31, 2021	8,534,567

Summary of stock options by exercise price

	2021		2020		2019
		Average exercise		Average exercise		Average exercise
	Number of shares	price in the year	Number of shares	price in the year	Number of shares	price in the year
		R$		R$		R$
Available at beginning of the year	—	—	—	—	15,480	16.72
Options Forfeited	—	—	—	—	(15,480)	16.72
Available at the end of the year	—	—	—	—	—	—